Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash uninsured amount	$ 145,168	$ 643,658
Effective income tax rate percentage	50.00%
Number of shares of investment (in Shares)	100
General and administrative expenses		$ 127,453
Israel, New Shekels
Summary of Significant Accounting Policies [Line Items]
Currency Exchange Rate (in Dollars per share)	$ 3.627	$ 3.519
ISRAEL
Summary of Significant Accounting Policies [Line Items]
Cash uninsured amount	$ 2,935,078	$ 144,399
Reclassification [Member]
Summary of Significant Accounting Policies [Line Items]
General and administrative expenses		$ 19,908